Shareholders' equity and share-based payments - Expense (Details) $ in Thousands		12 Months Ended
	Apr. 26, 2017 EUR (€) shares	Dec. 31, 2017 EUR (€) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Share-based payments
Share-based expense			$ 182,000	$ 141,000	$ 179,000
TOTAL performance-based restricted share grants
Share-based payments
Share-based expense			135,000	113,000	71,000
SunPower Plans
Share-based payments
Share-based expense			31,000	$ 28,000	78,000
Capital increase reserved for employees
Share-based payments
Share-based expense			$ 16,000		$ 30,000
Assumptions used for the valuation of the cost of the capital
Subscription price | €	€ 38.10	€ 38.10
Share price at the reference date | €		€ 46.98
Number of shares | shares	9,350,220	9,350,000	9,350,000
Risk-free interest rate (as a percent)		0.13%	0.13%
Employees loan financing rate (as a percent)		5.02%	5.02%
Non-transferability cost (as a percent)		20.62%	20.62%
Trading period to determine subscription price		20 days	20 days
Subscription price discount (as a percent)		20.00%	20.00%
Euro swap rate term for risk-free interest rate		5 years	5 years
Consumer's credit rate term for employees loan financing rate		5 years	5 years